Document And Entity Information	Aug. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	McAfee Corp.
Entity Central Index Key	0001783317
Entity Emerging Growth Company	false
Entity File Number	001-39651
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2467341
Entity Address, Address Line One	6220 America Center Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(866)
Local Phone Number	622-3911
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	MCFE
Security Exchange Name	NASDAQ